 LOGO

                                                   Manda Ghaferi
                                                   Vice President and
                                                   Deputy General Counsel
                                                   AIG Life & Retirement
                                                   Direct Line (310) 772-6545
                                                   E-mail: mghaferi@aig.com

                               November 4, 2019

VIA EDGAR and EMAIL
Sally Samuel, Esq.
Office of Insurance Products, Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: American General Life Insurance Company
    Separate Account Consolidations

Dear Ms. Samuel:

   This letter is to provide assurances to the Securities and Exchange Commission staff (the "Staff") regarding the content of initial registration statements that will be filed by American General Life Insurance Company ("AGL") on November 4, 2019 in connection with the separate account consolidations (each a "Consolidation," and collectively, the "Consolidations") of certain registered separate accounts (each a "Separate Account" and collectively the "Separate Accounts") of AGL as follows:

         Consolidating Accounts                       Surviving Accounts
-----------------------------------------  -----------------------------------------
Variable Annuity Account One (811-04296)   Variable Separate Account (811-03859)
Variable Annuity Account Two (811-08626)
Variable Annuity Account Four (811-08874)

AG Separate Account A (811-08862)          Separate Account D (811-02441)
Separate Account A (811-01491)
Separate Account VA-1 (811-07781)
Separate Account VA-2 (811-01990)

Separate Account VUL-2 (811-06366)         Separate Account VL-R (811-08561)
Separate Account VUL (811-05794)
Separate Account II (811-04867)

                                 A. Background

   The AGL plans to effect the Consolidations into Variable Separate Account, Separate Account D and Separate Account VL-R on close of business, November 29, 2019 (the "Consolidation Effective Date"). Financial statements issued on and after December 2, 2019 will reflect the Consolidation.

   The Consolidation will result in the financial statements of the Consolidating Accounts being combined with the financial statements of Surviving Accounts. In effect, the Consolidation will result in the transfer of the subaccounts in the Consolidating Accounts to the Surviving Accounts. Each subaccount will remain unchanged and will continue to reflect the number and value of units currently outstanding. The statements of net assets, statements of operations and statements of changes in net assets will reflect each of

Sally Samuel, Esq.
November 4, 2019
Page 2

the individual subaccount holdings and results, respectively, and the footnotes to the financial statements will reflect the individual subaccounts similar to what has historically been presented with the exception that the information will be presented in a single set of financial statements. The Consolidations are registered under seventeen initial registration statements on Form N-4, N-6 and S-6 as identified below.

   In order to ensure the continuous registration of the Contracts following each Consolidation, AGL will request acceleration of the registration statements so that they are declared effective immediately following the Consolidation on December 2, 2019.

   On September 6, 2019, AGL provided the Staff with advance drafts of two registration statements reflecting the Consolidation ("Draft Registration Statements"), which AGL intends to file with the Commission on the Effective Date. These submissions were intended to provide the Staff with the opportunity to review and comment on the Draft Registration Statements in advance of the Consolidation and serve as examples of the disclosure changes related to the Consolidation for the fifteen other AGL registration statements ("Other Registration Statements") that will be filed in connection with the Consolidation. The Staff provided comments on October 2, 2019 and October 23, 2019 to the Draft Registration Statements which will be incorporated into all registration statements that will be filed on EDGAR on November 4, 2019. Upon completing the filings of all registration statements, we will provide to the Staff a list of registration statement numbers reflecting the newly assigned Securities Act and 1940 Act file numbers in order to facilitate the issuance of effective orders as of December 2, 2019. We have submitted requests for acceleration under separate cover for each registration statement.

   The following is a table showing the Draft Registration Statements1 and the corresponding Other Registration Statements:

                                     CONSOLIDATING ACCOUNT          SURVIVING ACCOUNT      PRE-CONSOLIDATION
FILING                                       AND                          AND               SECURITIES ACT        FORM
 No.     CONTRACT/POLICY NAME         1940 ACT FILE NO.             1940 ACT FILE NO.          FILE NO.       G*  TYPE
------  ------------------------ ------------------------------ -------------------------- -----------------  --- ----
 1              ICAP II          Variable Annuity Account One   Variable Separate Account     333-185802      AH  N-4
                                           811-04296                    811-03859
 2      Vista Capital Advantage  Variable Annuity Account Two   Variable Separate Account     333-185821      AH  N-4
                                           811-08626                    811-03859
 3          Anchor Advisor       Variable Annuity Account Four  Variable Separate Account     333-185803      AH  N-4
                                           811-08874                    811-03859
 4          ElitePlus Bonus          AG Separate Account A         Separate Account D         333-185792          N-4
                                           811-08862                    811-02441
 5         One Multi-Manager         AG Separate Account A         Separate Account D         333-185844          N-4
                                           811-08862                    811-02441
 6               Black                Separate Account A           Separate Account D         033-44745       AH  N-4
                 Blue                      811-01491                    811-02441
                 Green
 7              Yellow                Separate Account A           Separate Account D         033-44744       AH  N-4
                Orange                     811-01491                    811-02441
 8           The Chairman            Separate Account VA-1         Separate Account D         333-102302      AH  N-4
                                           811-07781                    811-02441
 9      Individual VA Contracts      Separate Account VA-2         Separate Account D         333-102303      AH  N-4
                                           811-01990                    811-02441
 10           EquiBuilder            Separate Account VUL         Separate Account VL-R       333-102301      AH  N-6
                                           811-05794                    811-08561

--------
1 The Draft Registration Statements provided to the Staff on September 10, 2019 were Filing Numbers 3 and 12.

Sally Samuel, Esq.
November 4, 2019
Page 3

                                   CONSOLIDATING ACCOUNT     SURVIVING ACCOUNT    PRE-CONSOLIDATION
FILING                                      AND                    AND             SECURITIES ACT        FORM
 No.      CONTRACT/POLICY NAME       1940 ACT FILE NO.       1940 ACT FILE NO.        FILE NO.       G*  TYPE
------  -------------------------- ----------------------- ---------------------- -----------------  --- ----
 11          EquiBuilder II        Separate Account VUL-2  Separate Account VL-R     333-102300      AH  N-6
                                         811-06366               811-08561
 12          EquiBuilder III       Separate Account VUL-2  Separate Account VL-R     333-102299      AH  N-6
           (Not Great-Wested)            811-06366               811-08561
 13     Gallery Life (Individual)   Separate Account II    Separate Account VL-R     333-185833      NU  S-6
            Flexible Premium             811-04867               811-08561
 14      Flexible Premium Group     Separate Account II    Separate Account VL-R     333-185812      NU  S-6
                                         811-04867               811-08561
 15        Executive Advantage      Separate Account II    Separate Account VL-R     333-185761      NU  N-6
                                         811-04867               811-08561
 16           Polaris Life          Separate Account II    Separate Account VL-R     333-185782      NU  S-6
              Gemstone Life              811-04867               811-08561
 17     Polaris Survivorship Life   Separate Account II    Separate Account VL-R     333-185830      NU  S-6
                                         811-04867               811-08561

*G = Products issued with a guarantee either by American Home Assurance Company ("AH") or National Union Fire Insurance Company of Pittsburgh, Pa. ("NU").

   The disclosure used in the Other Registration Statements to reflect the Merger is substantially similar to that used in the corresponding Draft Registration Statements and as revised pursuant to the Staff comments provided thereto. Accordingly, AGL believes that the Staff is already familiar with the disclosure to be used in the Other Registration Statements, and that no further benefit would result from the Staff devoting resources to provide an advance review of the Other Registration Statements.

          B. Representations Regarding Draft Registration Statements

   I have been authorized to represent, on behalf of AGL, that:

   a) the disclosure used to reflect the Merger in the Other Registration Statements is substantially identical to that contained in the prospectuses, supplements and/or SAIs of the corresponding Draft Registration Statements;

   b) AGL has incorporated changes requested by the Staff in the Draft Registration Statements to all Draft and Other Registration Statements; and

   d) the Draft and Other Registration Statements do not contain changes that would render them ineligible to become effective under Rule 485(b) except for changes related to the Merger.

   Should you have any questions or comments, please contact me at
(310) 772-6545. Thank you.

   Very truly yours,

   /s/ Manda Ghaferi
   Manda Ghaferi

cc: David Orlic, Esq., Office of Insurance Products